Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,250,422)	$ 10,199,851	$ (4,234,242)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	363,686	1,137,240	790,449
Provision for (reversal of) doubtful accounts	(428,420)	85,642	(249,257)
Amortization of right-of-use assets		4,879,012	4,594,172
Loss from disposal of property and equipment			107,251
Gain of divestiture Jiuxin Investment		(15,757,753)
Deferred tax expenses(benefits)	(79,692)	(29,822)
Investment loss			1,607,537
Change in operating assets and liabilities:
Accounts receivable	(3,461,596)	10,040,414	(1,804,440)
Notes receivable	29,743	(29,271)	19,943
Inventories and biological assets	1,948,887	405,822	(1,699,621)
Other receivables	(2,042,206)	(11,758,658)	(672,830)
Advances to suppliers	449,647	(341,702)	(839,221)
Long term deposit		(1,361,613)	(132,568)
Other current assets	477,144		19,076
Other noncurrent assets	0	(359,114)	69,539
Amount due from related parties			(317,828)
Accounts payable	2,009,206	(21,128,762)	6,002,186
Other payables and accrued liabilities	321,435	28,752,570	868,975
Customer deposits	83,870	(162,940)	(144,761)
Taxes payable	184,773	1,314,644	(948,277)
Operating lease liabilities		(4,637,790)	(6,191,522)
Net cash provided by (used in) operating activities	(1,393,945)	1,247,770	(3,155,439)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of equipment and building	(449)	(155,360)	(330,677)
Investment in a joint venture			(1,116,212)
Purchases of intangible assets			(66,973)
Additions to leasehold improvements		(459,907)	(525,988)
Acquisition of Ridgeline, net of cash acquired		4,833,439
Divestiture Jiuxin Investment, net of cash disposed		(22,353,250)
Net cash used in investing activities	(449)	(18,135,078)	(2,039,850)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loan			1,116,212
Repayment of short-term bank loan		(277,266)	(837,159)
Proceeds from notes payable	14,353,624	51,689,531	56,875,403
Repayment of notes payable	(24,944,614)	(56,365,693)	(52,997,171)
Net proceeds from issuance of shares and warrants in private placements	10,883,257	7,633,000	2,589,600
Proceeds from other payable-related parties		325,784	1,257,406
Repayment of other payable-related parties	(321,981)	(1,499,764)
Net cash provided by (used in) financing activities	(29,714)	1,505,592	8,004,291
EFFECT OF EXCHANGE RATE ON CASH	796,814	1,048,620	(1,505,475)
DECREASE (INCREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(627,294)	(14,333,096)	1,303,527
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	18,541,075	32,874,171	31,570,644
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, end of year	17,913,781	18,541,075	32,874,171
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	55,348	137,456	149,023
Cash paid for interest	67,069	6,289	13,604
NON-CASH ACTIVITIES：
Cashless exercise of warrants	51,671
Issuance of shares for acquisition of subsidiaries		3,582,250
Cancellation of shares for disposal of subsidiaries		4,102,848
Subscription receivable from issuance of ordinary shares	$ 3,791,077